SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 11  - SEGMENT INFORMATION

The Company operates as a single operating segment in the research and development of innovative treatments for pancreatic cancer based on siRNA. The Company’s CODM is its Chief Executive Officer (CEO). The CODM reviews the Company’s performance on a consolidated basis. As such, the segment’s loss is the Company’s consolidated net loss and the segment’s assets are the Company’s consolidated assets.

The CODM uses the information primarily to evaluate the Company’s performance and allocate resources. This includes reviewing key financial metrics such as budget versus actual expenditures, tracking progress on research and development milestones, and assessing overall cash flow and liquidity to ensure the continuity of operations. This approach allows the CODM to monitor the Company's performance and make strategic adjustments as needed to support its operational and financial goals.

The CODM reviews the Company’s results on a consolidated basis. As such, information on segment loss and significant expenses is similar to the Company’s consolidated statements of operations. The CODM is also regularly provided with information on significant ordinary-course expenses, including the following expenses. The Company’s management does not segregate the Company’s business for internal reporting.

	Three months ended March 31
	2026		2025
Clinical trials and other payments to R&D-related service providers	$891		$156
R&D payroll and related expenses, other than share-based compensation	263		369
R&D share-based compensation expense	130		-
G&A payroll and related expenses, other than share-based compensation	241		332
G&A share-based compensation expenses	215		21
Professional services	783		525
Depreciation expenses	2		4
Other segment expenses (*)	224		243
Operating loss	2,749		1,650
Interest income	(32)		(2)
Interest expense	-		11
Other financing expense (income), net	16		76
Income taxes		**	**
Net loss	$2,733		$1,735

Segment assets	$4,602		$8,308
Expenditures for segment assets	-		(6)
Segment liabilities	$4,311		$5,722

(*)	Other segment expenses include mainly general and administrative-related expenses, such as rent and maintenance expenses, travel and HR expenses.
(**)	Represents an amount less than $1

NOTE 15  - SEGMENT INFORMATION

The Company operates as a single operating segment in the research and development of innovative treatments for pancreatic cancer based on siRNA. The Company’s CODM is its Chief Executive Officer (CEO). The CODM reviews the Company’s performance on a consolidated basis. As such, the segment’s loss is the Company’s consolidated net loss and the segment’s assets are the Company’s consolidated assets.

The CODM uses the information primarily to evaluate the Company’s performance and allocate resources. This includes reviewing key financial metrics such as budget versus actual expenditures, tracking progress on research and development milestones, and assessing overall cash flow and liquidity to ensure the continuity of operations. This approach allows the CODM to monitor the Company's performance and make strategic adjustments as needed to support its operational and financial goals.

a.
Segment disclosures

The CODM reviews the Company’s results on a consolidated basis. As such, information on segment loss and significant expenses is similar to the Company’s consolidated statements of operations. The CODM is also regularly provided with information on significant ordinary-course expenses, including the expenses listed in the below table. The Company’s management does not segregate its business for internal reporting.

	Year ended December 31
	2025	2024
Clinical trials and other services from R&D-related service providers	$5,030	$1,893
R&D payroll and related expenses, other than share-based compensation	1,801	1,231
R&D share-based compensation expenses	-	2,424
G&A payroll and related expenses, other than share-based compensation	1,527	1,154
G&A share-based compensation expenses	134	3,438
Professional services	2,103	1,632
Depreciation expenses	14	25
Other segment expenses (*)	1,023	774
Operating loss	11,632	12,571
Interest income	(155)	(28)
Interest expense	13	27
Other financing expense, net	419	3,939
Income taxes	3	10
Net loss	$11,912	$16,519

Segment assets	$7,215	$2,863
Expenditures for segment assets	$(9)	$(22)
Segment liabilities	$4,612	$6,852

(*) Other segment expenses include mainly general and administrative-related expenses, such as rent and maintenance expenses, travel and HR expenses.

b.	Entity-Wide disclosures All of the Company’s long-lived assets are located in Israel.